LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2020
LAND USE RIGHT, NET
Schedule of gross carrying amount, accumulated amortization and net book value of intangible asset

Gross carrying amount, accumulated amortization and net book value of land use rights are as follows:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Land use rights	85,160,348	—	—
Less: accumulated amortization	(24,011,374)	—	—
Less: land use right, net, held-for-sale	(61,148,974)	—	—

Net book value	—	—	—